Pay vs Performance Disclosure - USD ($)	12 Months Ended			14 Months Ended		21 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Apr. 11, 2024	Jan. 31, 2023	Dec. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Table Total for PEO(1)			Compensation Actually Paid Total for PEO(2)
Year	Tech(1)	Fong(1)	Hayes(1)	Tech(2)	Fong(2)	Hayes(2)	Average Summary Comp Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return(5)	Net Income (Loss) (thousands)(6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)
2025	―	―	$2,196,806	―	―	$4,385,633	$596,714	$782,559	$69	$(26,027)
2024	―	$2,082,483	$2,197,306	―	$505,982	$1,948,521	$882,724	$666,021	$40	$(70,489)
2023	$1,889,652	$1,317,900	―	$2,230,876	$391,456	―	$800,430	$646,216	$60	$(65,831)

Named Executive Officers, Footnote	Mr. Tech served as CEO of the Company from December 2021 until February 1, 2023. Mr. Fong served as CEO of the Company from February 1, 2023 until April 12, 2024. Mr. Hayes has served as our CEO since April 12, 2024. Amounts reported in columns (b), (c), and (d) represent the total compensation reported for Messrs. Tech, Fong, and Hayes for each corresponding year in the “Total” column of the Summary Compensation Table, as applicable.The dollar amounts reported in column (h) represent the average of the amounts reported for the Company’s non-PEO NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year. The non-PEO NEOs included for the purposes of calculating the average amounts in each applicable year are as follows: (1) for 2025, Thomas J. Cimino, Sarah Weber Wells, and Jonathan M. Norling; (2) for 2024, Sarah Weber Wells and Jonathan M. Norling; and (3) for 2023, Sarah Weber Wells, Donald Klein, Jonathan M. Norling, and Stacey Constas.
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in columns (e), (f), and (g) represent the amount of CAP to Mr. Hayes in 2025, Messrs. Hayes and Fong in 2024, and Messrs. Fong and Tech in 2023, in each case as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts may not reflect the actual amount of compensation earned by or paid to Messrs. Hayes, Fong, or Tech during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for Mr. Hayes for 2025 to determine CAP:

	PEO (Hayes)		PEO (Fong)		PEO (Tech)
	2025	2024	2024	2023	2023
Total Compensation for CEO as reported SCT for the covered year	$2,196,806	$2,197,306	$2,082,483	$1,317,900	$1,889,652
Subtract grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the covered fiscal year	894,806	1,070,431	1,007,591	—	—
Add fair values as of the end of the covered fiscal year of all equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of such covered fiscal year	2,743,714	847,792	—	—	—
Add the change in fair value (whether positive or negative) as of the end of the covered fiscal year (from the end of the prior fiscal year) of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of such covered fiscal year	408,236	—	—	(862,463)	—
Add the fair value as of the vesting date of any equity awards granted during the covered fiscal year that vested during the covered fiscal year	(68,317)	(26,146)	(18,749)	(63,982)	341,224
Subtract the fair value of any equity awards granted in a prior fiscal year that failed to meet the applicable vesting conditions in the covered fiscal year determined as of the end of the prior fiscal year	—	—	825,717	—	—
Add the average value of dividends or other earnings paid on equity awards during the covered fiscal year that are not otherwise reflected in fair value or total compensation	—	—	—	—	—
Compensation Actually Paid to CEO	$4,385,633	$1,948,521	$505,982	$391,456	$2,230,876

Non-PEO NEO Average Total Compensation Amount	$ 596,714	$ 882,724	$ 800,430
Non-PEO NEO Average Compensation Actually Paid Amount	$ 782,559	666,021	646,216
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (i) represent the average amount of CAP to the non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts may not reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the non-PEO NEOs as a group for 2025 to determine CAP::

	NEO Average
	2025	2024	2023
Total Compensation for CEO as reported SCT for the covered year	$596,714	$882,724	$800,430
Subtract grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the covered fiscal year	(231,143)	(430,852)	(208,123)
Add fair values as of the end of the covered fiscal year of all equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of such covered fiscal year	492,882	353,489	138,539
Add the change in fair value (whether positive or negative) as of the end of the covered fiscal year (from the end of the prior fiscal year) of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of such covered fiscal year	96,956	(106,328)	(57,880)
Add the change in fair value (whether positive or negative) as of the vesting date (from the end of the prior fiscal year) of any equity awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied during the covered fiscal year	(33,243)	(33,012)	(26,750)
Subtract the fair value of any equity awards granted in a prior fiscal year that failed to meet the applicable vesting conditions in the covered fiscal year determined as of the end of the prior fiscal year	(139,607)	—	—
Compensation Actually Paid to CEO	$782,559	$666,021	$646,216

Compensation Actually Paid vs. Total Shareholder Return
The relationship between (1) CAP to the PEO and the average CAP to the non-PEO NEOs and (2) cumulative TSR on the common stock of the Company for the last three fiscal years is shown in the graphic below.

Compensation Actually Paid vs. Net Income	The relationship between (1) CAP to the PEO and the average of CAP to the non-PEO NEOs and (2) the net income of the Company for the last three fiscal years is shown in the graphic below.
Total Shareholder Return Amount	$ 69	40	60
Net Income (Loss)	$ (26,027,000)	(70,489,000)	(65,831,000)
Additional 402(v) Disclosure	Cumulative total shareholder return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable fiscal year.
Hayes [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,196,806	2,197,306
PEO Actually Paid Compensation Amount	4,385,633	1,948,521
PEO Name						Hayes
Fong [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		2,082,483	1,317,900
PEO Actually Paid Compensation Amount		505,982	391,456
PEO Name				Fong
Tech [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			1,889,652
PEO Actually Paid Compensation Amount			2,230,876
PEO Name					Tech
PEO | Hayes [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	894,806	1,070,431
PEO | Hayes [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,743,714	847,792
PEO | Hayes [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(68,317)	(26,146)
PEO | Hayes [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	408,236
PEO | Fong [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,007,591
PEO | Fong [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(18,749)	(63,982)
PEO | Fong [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(862,463)
PEO | Fong [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		825,717
PEO | Tech [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			341,224
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(231,143)	(430,852)	(208,123)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	492,882	353,489	138,539
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	96,956	(106,328)	(57,880)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(33,243)	$ (33,012)	$ (26,750)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (139,607)